Derivative financial instruments - Notional amount (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Derivative financial instruments
Derivative instruments, notional amount	$ 2,100,448	$ 2,064,023
Foreign exchange swaps/nondeliverable forwards
Derivative financial instruments
Derivative instruments, notional amount	160,448	124,023
Embedded options within listed bonds
Derivative financial instruments
Derivative instruments, notional amount	$ 1,940,000	$ 1,940,000